ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2014	Dec. 28, 2012
Accounts receivable and costs and accrued earnings in excess of billings on contracts (Textuals) [Abstract]
Accounts receivable	$ 81.5	$ 32.6
Performance-based incentive fees payable	190.4	51.6
Schedule of accounts receivable and costs and accrued earnings in excess of billings on contracts [Line Items]
Total accounts receivable	1,392.6	1,554.8
Unbilled Accounts Receivable	1,652.6	1,649.2
Less: Amounts included in Other long-term assets	(131.1)	(264.9)
Costs and accrued earnings in excess of billings on contracts	1,521.5	1,384.3
Schedule of Unbilled Accounts Receivable [Line Items]
Balances	1,652.6	1,649.2
Amounts included in "Other long-term assets" [Member]
Schedule of accounts receivable and costs and accrued earnings in excess of billings on contracts [Line Items]
Unbilled Accounts Receivable	131.1	264.9
Schedule of Unbilled Accounts Receivable [Line Items]
Balances	264.9	185.0
Additions	241.7	209.2
Reclassification from long-term to short-term	(375.5)	(129.3)
Balances	131.1	264.9
Amounts included in "Other long-term liabilities" [Member]
Schedule of accounts receivable and costs and accrued earnings in excess of billings on contracts [Line Items]
Unbilled Accounts Receivable	2.2	107.0
Schedule of Unbilled Accounts Receivable [Line Items]
Balances	107.0	105.6
Additions	59.7	38.9
Reclassification from long-term to short-term	(164.5)	(37.5)
Balances	2.2	107.0
US Federal Government [Member]
Schedule of accounts receivable and costs and accrued earnings in excess of billings on contracts [Line Items]
Total accounts receivable	353.2	376.2
Unbilled Accounts Receivable	855.7	892.7
Schedule of Unbilled Accounts Receivable [Line Items]
Balances	855.7	892.7
Others [Member]
Schedule of accounts receivable and costs and accrued earnings in excess of billings on contracts [Line Items]
Total accounts receivable	1,039.4	1,178.6
Unbilled Accounts Receivable	796.9	756.5
Schedule of Unbilled Accounts Receivable [Line Items]
Balances	$ 796.9	$ 756.5